Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Carrying value of debt and equity investments	$132,113	$122,946
Debt guarantees	88,313	104,867
Maximum exposure to loss	$220,426	$227,813